Equipment	12 Months Ended
Dec. 31, 2021
Equipment.
Equipment

Note 17 Equipment

	December 31,
	2021	2020	2019
Cost at opening balance	214	118	813
Acquisition for the year	6,588	—	118
Disposal for the year	(118)	—	(813)
Exchange differences	389	(4)	—
Additional, through business combinations	—	100	—
Cost at closing balance	7,073	214	118

Depreciation at opening balance	(51)	(14)	(706)
Depreciation for the year	(465)	(37)	(44)
Disposal for the year	51	—	736
Exchange differences	(299)	—	—
Depreciation at closing balance	(764)	(51)	(14)

Net book value	6,309	163	104

Depreciation on equipment is included in the consolidated statement of income under Research and development expenses amounted to SEK 59 and Administrative and selling expenses amounted to SEK 406 (SEK 37 and SEK 44) for the year ended December 31, 2021, 2020 and 2019, respectively.